SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Details) (USD $)	12 Months Ended				1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 28, 2014 Subsequent event	Feb. 28, 2014 Subsequent event Convertible Debt
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Cash and cash equivalents	$ 228,249,512	$ 141,968,182	$ 343,994,679	$ 288,651,701
Restricted cash	451,153,156	422,356,794
Bank borrowings due within one year	778,512,504	858,926,732
Amount by which current liabilities exceeded current assets	(59,003,258)
Operating cash flow	229,548,624	(147,758,937)	60,124,114
Allowance for doubtful receivables
Receivable from Sinosure recorded in prepaid expenses and other current assets	451,898	9,515,899	5,337,282
Basis of presentation
Shares issued					3,194,700
Amount of convertible notes issued						150,000,000
Net proceeds	$ 50,000,000				$ 255,700,000